Financial instruments and risk management	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and risk management

27. Financial instruments and risk management

The Group’s financial instruments comprise primarily cash and other financial assets and various items such as receivables and trade payables which arise directly from its operations. The main purpose of these financial instruments is to provide working capital for the Group’s operations. The Group assesses counterparty risk on a regular basis. Board approval is required for adoption of any new financial instrument or counterparty. The primary focus of the treasury function is preservation of capital.

The Directors consider that the carrying amount of these financial instruments approximates to their fair value.

Financial assets by category

The categories of financial assets included in the balance sheet and the heading in which they are included are as follows. The measurement of financial assets is at amortized cost unless otherwise stated:

	December 31,
	2023	2022
	£000s	£000s
Trade receivables	228	915
Cash and cash equivalents	54,031	54,816
Financial assets at amortized costs - U.S.Treasury Bills	-	16,328
Non-current financial assets at amortized cost	284	284
	54,543	72,343

Financial liabilities by category

	December 31,
	2023	2022
	£000s	£000s
Trade and other payables	12,429	12,166
Lease liability	272	446
	12,701	12,612

All amounts are short-term with trade and other payables due in less than 6 months. The lease liability is £0.1 million due within 6 months and £0.1 million due in 6 to 12 months. £0.1 million is due between 1 to 2 years.

Credit quality of financial assets (fixed term deposits and receivables)

The maximum exposure to credit risk at the reporting date by class of financial asset was:

	December 31,
	2023	2022
	£000s	£000s
Trade receivables	228	915
Financial assets at amortized cost – non-current	284	284
Financial assets at amortized cost – current	-	16,328
	512	17,527

Cash and cash equivalents, term deposits and U.S. Treasury Bills are not considered to be exposed to significant credit risk due to the fact they are held in a financial institution with an “A” rating. The Group considers the possibility of significant loss in the event of non-performance by a financial counterparty to be remote.

The Group regularly monitors the creditworthiness of its collaborators and at the reporting date, no financial assets are credit impaired.

Capital management

The Group considers its capital to be equal to the sum of its total equity. The Group monitors its capital using a number of measures including cash flow projections, working capital ratios, the cost to achieve preclinical and clinical milestones and potential revenue from existing partnerships and ongoing licensing activities. The Group’s objective when managing its capital is to ensure it obtains sufficient funding for continuing as a going concern. The Group funds its capital requirements through the issue of new shares to investors, milestone and research support payments received from existing licensing partners and potential new licensees.

Interest rate risk

The nature of the Group’s activities and the basis of funding are such that the Group has significant liquid resources. The Group uses these resources to meet the cost of future research and development activities. Consequently, it seeks to minimize risk in the holding of its bank deposits while maintaining a reasonable rate of interest. The Group is not financially dependent on the income earned on these resources and therefore the risk of interest rate fluctuations is not significant to the business. Nonetheless, the Directors take steps to secure rates of interest which generate a return for the Group.

Credit and liquidity risk

Credit risk is managed on a Group basis. Funds are deposited with financial institutions with a credit rating equivalent to, or above, the main U.K. clearing banks. The Group’s liquid resources are invested having regard to the timing of payments to be made in the ordinary course of the Group’s activities. All financial liabilities are payable in the short term (between zero and three months) and the Group maintains adequate bank balances in either instant access or short-term deposits to meet those liabilities as they fall due.

The Group only enters into collaboration agreements with large, reputable companies and the creditworthiness of collaborators is monitored on an ongoing basis.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. Expected loss rates are based on payment profiles of past receivables and the aging profiles of outstanding balances at the reporting period end date. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customer to settle the receivables. At the year-end there were no debts that were past due or are expected to be past due. It was therefore concluded on this basis that there were no expected credit losses for the trade receivable.

Trade receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery includes, but is not limited to, a failure to engage in a repayment plan with the Group.

Currency risk

The Group operates in a global market with revenue possibly arising in a number of different currencies, principally in US dollars, sterling or euros. The majority of the operating costs are incurred in euros with the rest predominantly in sterling. Additionally, to a lesser extent, a number of operating costs are incurred in US dollars. The Group makes use of forward contracts to reduce its exposure to foreign currency risk where the existence, timing and quantum of future cash inflows can be accurately predicted.

Financial assets and liabilities denominated in euros and translated into sterling at the closing rate were:

	December 31,
	2023	2022
	£000s	£000s
Financial assets	3,254	2,302
Financial liabilities	(1,541)	(1,279)
Net financial liabilities	1,713	1,023

Financial assets and liabilities denominated in US dollars and translated into sterling at the closing rate were:

	December 31,
	2023	2022
	£000s	£000s
Financial assets	54,664	53,086
Financial liabilities	(3,290)	(2,947)
Net financial assets	51,374	50,139

The following table illustrates the sensitivity of the net result for the year and the reported financial assets of the Group in regard to the exchange rate for sterling against the euro.

During the year sterling rose by 2% (2022: 1%) against the euro. The table shows the impact of an additional weakening or strengthening of sterling against the euro by 20%.

		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2023
Group result for the year	(43,267)	(40,221)	(47,836)
Euro denominated net financial liabilities	1,713	1,428	2,141
Total equity at December 31, 2022	17,050	16,765	17,478

2022
Group result for the year	(40,489)	(37,572)	(44,865)
Euro denominated net financial liabilities	1,023	853	1,279
Total equity at December 31, 2021	22,072	21,902	22,328

2021
Group result for the year	(39,410)	(35,618)	(45,099)
Euro denominated net financial liabilities	(1,360)	(1,133)	(1,700)
Total equity at December 31, 2020	8,526	8,753	8,186

The following table illustrates the sensitivity of the net result for the year and the reported financial assets of the Group in regards to the exchange rate for sterling against the U.S. dollar.

During the year sterling increased by 5% (2022: 10% decrease) against the U.S. dollar. The table shows the impact of an additional weakening or strengthening of sterling against the US dollar by 20%.

		If sterling	If sterling
	As reported	rose 20%	fell 20%
	£000s	£000s	£000s
2023
Group result for the year	(43,267)	(42,958)	(43,730)
U.S. dollar denominated net financial assets	51,374	42,812	64,218
Total equity at December 31, 2022	17,050	8,488	29,894

2022
Group result for the year	(40,489)	(37,013)	(45,703)
U.S. dollar denominated net financial assets	50,139	41,783	62,674
Total equity at December 31, 2021	22,072	13,716	34,607

2021
Group result for the year	(39,410)	(36,308)	(44,063)
U.S. dollar denominated net financial assets	10,372	8,643	12,965
Total equity at December 31, 2020	8,526	6,797	11,119